.............................
                                               .      OMB APPROVAL         .
                                               .............................
                                               .OMB Number:       3235-0006.
                                               .Expires:  October 31, 2000 .
                                               .Estimated average          .
                                               .  burden hours per         .
                                               .  response:..........24.7  .
                                               .............................










                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2000 Check here if Amendment [ ]; Amendment Number: ___________________

                        This Amendment (Check only one.):
                           [ ] is a restatement.
                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             White Rock Capital Management, L.P.
Address:          3131 Turtle Creek Boulevard, Suite 800
                  Dallas, Texas 75219

Form 13F File Number:  28-7520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Thomas U. Barton
Title:             President of White Rock Capital, Inc., the general partner of the Institutional Investment Manager
Phone:             (214) 526-1465

Signature, Place, and Date of Signing:

/s/ Thomas U. Barton
----------------------------------------------
[Signature]

Dallas, Texas
----------------------------------------------
[City, State]

August 11, 2000
----------------------------------------------
[Date]


Report Type (Check only one.):

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         12

Form 13F Information Table Value Total:

         $ 225,244 (thousands)

List of Other Included Managers:

                   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         NONE



                                                                                                              Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------


Hain Celestial Group, Inc.     COM              405217100    35183   959000 SH       Sole                   959000
IGEN International, Inc.       COM              449536101    12405   749000 SH       Sole                   749000
Microsoft                      COM              594918104     4000    50000 SH       Sole                    50000
National Discount Brokers Grou COM              635646102    10420   326900 SH       Sole                   326900
Nexus Telocation Systems Ltd.  ORD              M74919107      369   144000 SH       Sole                   144000
Osicom Technologies, Inc.      COM              688271501    81595   964200 SH       Sole                   964200
Sagent Technology, Inc.        COM              786693101     2850   200000 SH       Sole                   200000
Secure Computing Corp.         COM              813705100      941    50000 SH       Sole                    50000
SoftNet Systems, Inc.          COM              833964109    11559  1200900 SH       Sole                  1200900
Vixel Corporation              COM              928552108      577    70000 SH       Sole                    70000
WebFinancial Corp. - Warrants  COM              94767P118       28   100000 SH       Sole                   100000
ZixIt Corporation              COM              98974P100    65317  1418000 SH       Sole                  1418000


REPORT SUMMARY                 12 DATA RECORDS              225244            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


Do not save this screen as a text file. This report automatically  creates the text file 13ft able.txt,  which meets all
SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.
